UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2012

1.802206.108

SMM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.23% 6/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000	$ 1,000
Alaska - 0.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.17% 6/7/12 (ConocoPhillips Guaranteed), VRDN (a)	1,800	1,800
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.22% 6/7/12 (ConocoPhillips Guaranteed), VRDN (a)	6,600	6,600
		8,400
Arizona - 3.3%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.2% 6/7/12, LOC Freddie Mac, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Series Putters 3708Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,875	9,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	3,500	3,500
		39,185
Arkansas - 0.5%
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,345	5,345
California - 1.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,800	1,800
California Gen. Oblig. Series 2005 B1, 0.19% 6/7/12, LOC Bank of America NA, VRDN (a)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 2,700	$ 2,700
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series MT 774, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23% 6/7/12, LOC Bank of America NA, VRDN (a)	1,595	1,595
		11,695
Colorado - 2.6%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.59% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	700	700
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	700	700
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series BA 08 1090, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,375	5,375
Series Putters 2999, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 11 118B, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,780	2,780
Series EGL 07 0040, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,705	3,705
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.28% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,405	7,405
		30,610
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 6/7/12, VRDN (a)	$ 6,000	$ 6,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,200	4,200
		10,200
District Of Columbia - 1.3%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 6/7/12, LOC Bank of America NA, VRDN (a)	3,515	3,515
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.24% 6/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
		15,915
Florida - 4.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.18% 6/7/12, LOC Freddie Mac, VRDN (a)	3,165	3,165
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series Putters 3834 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,270	1,270
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)	1,100	1,100
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)	2,650	2,650
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)	$ 7,000	$ 7,000
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.27% 6/7/12, LOC Bank of America NA, VRDN (a)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.27% 6/7/12, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,875	9,875
(Suncoast Hospice Proj.) Series 2004, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,505	1,505
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.19% 6/7/12, LOC Freddie Mac, VRDN (a)	5,000	5,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,900	4,900
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,600	4,600
		58,080
Georgia - 1.0%
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.27% 6/7/12, LOC Bank of America NA, VRDN (a)	3,900	3,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	4,300	4,300
Muni. Elec. Auth. of Georgia Series 1985 B, 0.17% 6/7/12, LOC Barclays Bank PLC, VRDN (a)	1,685	1,685
		12,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.7%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 3,885	$ 3,885
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		8,885
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Illinois - 4.0%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,200	3,200
Chicago Wtr. Rev. Series 2004 A2, 0.19% 6/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,655	2,655
DuPage County Rev. (Morton Arboretum Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2009 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	1,200	1,200
(Museum of Science & Industry Proj.) Series 2009 C, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.19% 6/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,800	9,800
		47,255
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.24% 6/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400	3,400
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,525	3,525
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,440	3,440
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,000	2,000
		12,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.22% 6/7/12, VRDN (a)	$ 6,000	$ 6,000
Louisiana - 0.2%
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.2% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Maryland - 1.4%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.42% 6/7/12, LOC Bank of America NA, VRDN (a)	1,355	1,355
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	2,640	2,640
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.29% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,500	6,500
		15,795
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,500	1,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Putters 2479Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
		5,600
Michigan - 2.7%
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series WF 11 111C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,500	2,500
Series 2011 L, 0.2% 6/7/12, LOC Citibank NA, VRDN (a)	21,800	21,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 1,300	$ 1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.19% 6/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,200	4,200
		32,800
Minnesota - 0.6%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,460	3,460
Oak Park Heights Multi-Family Rev. 0.19% 6/7/12, LOC Freddie Mac, VRDN (a)	3,120	3,120
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.21% 6/7/12, LOC Deutsche Bank AG, VRDN (a)	1,400	1,400
		7,980
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	3,000	3,000
		11,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 2,800	$ 2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.18% 6/7/12, LOC Union Bank of California, VRDN (a)	1,500	1,500
		4,300
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,785	11,785
New York - 2.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R 11972, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,900	2,900
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series EGL 07 0003, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
		24,175
North Carolina - 1.0%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
		12,100
Ohio - 1.6%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Franklin County Hosp. Rev. Participating VRDN Series BC 11 21B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,660	4,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,100	$ 5,100
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,330	4,330
		18,450
Oregon - 0.2%
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,055	1,055
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
		2,055
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	3,750	3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	1,200	1,200
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.3% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,975	3,975
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	3,500	3,500
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	3,325	3,325
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.24% 6/7/12, LOC Bank of America NA, VRDN (a)	2,895	2,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.18% 6/7/12, LOC Bank of America NA, VRDN (a)	$ 1,600	$ 1,600
Somerset County Gen. Oblig. Series 2009 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	3,450	3,450
		35,185
Rhode Island - 0.9%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	9,200	9,200
Participating VRDN Series Putters 3517, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	980	980
		10,180
South Carolina - 1.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	6,831	6,831
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.3% 6/7/12, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
		15,331
Tennessee - 2.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.3% 6/7/12, LOC Bank of America NA, VRDN (a)	4,400	4,400
Series 2003, 0.29% 6/1/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2008, 0.29% 6/1/12, LOC Bank of America NA, VRDN (a)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.22% 6/7/12, LOC Bank of America NA, VRDN (a)	$ 3,600	$ 3,600
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	6,000	6,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,500	1,500
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28% 6/7/12, LOC Bank of America NA, VRDN (a)	1,400	1,400
		27,600
Texas - 4.5%
Austin Independent School District Participating VRDN Series Putters 3554, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,035	7,035
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.3% 6/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,225	10,225
Houston Util. Sys. Rev. Participating VRDN Series Putters 4081, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
Judson Independent School District Participating VRDN Series MS 06 1859, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,940	3,940
Katy Independent School District Series 2004 C, 0.29% 6/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (a)	1,000	1,000
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,920	2,920
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,215	3,215
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,495	1,495
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 1,500	$ 1,500
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	12,900	12,900
		53,440
Utah - 0.2%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Virginia - 4.4%
Albemarle County Indl. Dev. Auth. 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,380	3,380
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	17,550	17,550
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,930	3,930
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,720	4,720
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.29% 6/7/12, LOC Bank of America NA, VRDN (a)	1,900	1,900
		52,540
Washington - 1.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
King County Gen. Oblig. Participating VRDN Series MT 789, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,510	2,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 6/7/12, LOC Freddie Mac, VRDN (a)	$ 4,300	$ 4,300
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (a)	2,000	2,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)	2,540	2,540
		20,410
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 B, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,700	2,700
Wisconsin - 0.7%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,900	7,900
TOTAL VARIABLE RATE DEMAND NOTE		667,946
Other Municipal Debt - 32.3%

Alaska - 0.2%
Alaska Gen. Oblig. Bonds Series 2010 C, 5% 8/1/12	1,500	1,512
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	1,100	1,102
		2,614
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series 2004 B, 5% 7/1/12	1,000	1,004
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	2,000	2,000
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	2,400	2,400
		5,404
California - 0.1%
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	1,100	1,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.45% tender 6/7/12, CP mode	$ 1,700	$ 1,700
Connecticut Gen. Oblig. Bonds Series 2007 E, 5% 3/15/13	2,000	2,076
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2010 C, 2% 11/1/12	1,175	1,184
		4,960
Florida - 3.0%
Florida Board of Ed. Bonds Series 2009 A, 4% 1/1/13	1,000	1,022
Florida Board of Ed. Lottery Rev. Bonds:
Series 2002 B, 5.25% 7/1/12	1,200	1,205
Series 2010 C, 5% 7/1/12	1,000	1,004
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/12	1,100	1,104
Series 2005 B, 5% 7/1/12	1,000	1,004
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds (Dept. of Envir. Preservation Proj.) Series 1997 B, 6% 7/1/12	1,000	1,005
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	3,665	3,679
5.25% 7/1/12	5,340	5,361
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.18% 7/12/12, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.25% tender 6/7/12, CP mode	1,800	1,800
Series 1994, 0.25% tender 6/7/12, CP mode	5,545	5,545
Pinellas County School District TAN Series 2011, 1% 6/30/12	2,000	2,001
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.28%, tender 12/27/12 (a)	1,000	1,000
		35,230
Georgia - 0.1%
Georgia Gen. Oblig. Bonds Series 1999 B, 5.75% 8/1/12	1,150	1,161
Hawaii - 0.7%
Hawaii Gen. Oblig. Bonds:
Series 2002 CY, 5.75% 2/1/13	6,695	6,943
Series 2005 DG, 5% 7/1/12	1,350	1,355
		8,298
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	$ 1,525	$ 1,530
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.45% tender 6/6/12, CP mode	1,200	1,200
		1,800
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2011:
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,300	2,300
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,500	1,500
0.18% 8/20/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,800	3,800
Frederick County Gen. Oblig. Bonds Series 2005, 5% 8/1/12	1,350	1,361
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2007, 5% 3/1/13	4,950	5,129
Maryland Gen. Oblig. Bonds First Series C, 5% 3/1/13	1,000	1,036
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,600	4,765
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	1,570	1,632
		21,523
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 6/25/12, CP mode	1,500	1,500
0.4% tender 6/25/12, CP mode	200	200
Series 1993 A, 0.4% tender 6/11/12, CP mode	800	800
		2,500
Michigan - 0.8%
Michigan Bldg. Auth. Rev. Series 6, 0.19% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	2,700	2,710
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.2% tender 7/9/12, CP mode	$ 2,185	$ 2,185
0.2% tender 7/16/12, CP mode	2,185	2,185
		9,080
Minnesota - 0.5%
Minnesota Gen. Oblig. Bonds:
Series 2010 D, 3% 8/1/12	1,030	1,035
Series A, 5% 6/1/12	1,000	1,000
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.2% 7/17/12, CP	3,150	3,150
		5,185
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (a)(e)	1,300	1,300
Missouri - 0.2%
Missouri Gen. Oblig. Bonds Series 2002 B, 5% 10/1/12	2,500	2,540
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.2% 7/2/12, CP	2,100	2,100
Nevada - 0.5%
Clark County School District Bonds Series 2004 D, 5.25% 6/15/12	5,855	5,866
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.5% tender 6/27/12, CP mode	1,200	1,200
New Hampshire Gen. Oblig. Bonds Series 2011 B, 3% 2/1/13	1,000	1,019
		2,219
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	12,200	12,212
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.28% 1/22/13, CP	1,000	1,000
Series 8, 0.28% 1/29/13, CP	1,300	1,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	$ 3,100	$ 3,147
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	1,600	1,618
		7,065
North Carolina - 0.9%
Board of Governors of the Univ. of North Carolina Series D:
0.15% 7/9/12, CP	1,300	1,300
0.17% 8/6/12, CP	1,100	1,100
0.17% 8/14/12, CP	2,400	2,400
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	1,735	1,800
Series 2009 A, 5% 3/1/13	3,500	3,626
		10,226
Ohio - 1.5%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.16% tender 9/13/12, CP mode	9,200	9,200
0.28% tender 6/22/12, CP mode	3,000	3,000
0.29% tender 6/21/12, CP mode	5,000	5,000
Univ. of Cincinnati Gen. Receipts BAN Series 2012 B, 2% 5/9/13	1,360	1,382
		18,582
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.16% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D, 0.15% tender 8/6/12, CP mode	4,000	4,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	13,600	13,618
		17,618
South Carolina - 1.5%
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	2,900	2,900
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 A, 2% 3/1/13	2,810	2,848
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/13	1,000	1,036
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Series 2010 A, 0.19% 7/18/12, CP	$ 5,500	$ 5,500
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/1/12, CP mode	6,000	6,000
		18,284
Tennessee - 0.6%
Knoxville Gen. Oblig. Bonds Series 2012, 1% 5/1/13	5,865	5,908
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/12	1,000	1,024
		6,932
Texas - 5.8%
Eanes Independent School District Bonds Series 2011, 2% 8/1/12 (Permanent School Fund of Texas Guaranteed)	3,845	3,856
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	1,600	1,606
Series D, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,450	3,450
Harris County Metropolitan Trans. Auth.:
Series A1:
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,250	3,250
0.2% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	13,250	13,250
Series A3, 0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig. Series A, 0.28% 6/22/12, LOC Union Bank of California, CP	1,400	1,400
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/13	1,350	1,410
0.18% 8/3/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,100	2,100
0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,068
San Antonio Wtr. Sys. Rev.:
Series 2001 A, 0.28% 7/9/12, CP	5,800	5,800
Series 2001 Q, 0.28% 8/7/12, CP	1,000	1,000
Texas A&M Univ. Rev. Series 1993 B, 0.18% 9/18/12, CP	1,100	1,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	$ 1,800	$ 1,800
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,200	2,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,300	1,300
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	800	800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	3,800	3,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	1,300	1,300
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	2,100	2,100
TRAN Series 2011 A, 2.5% 8/30/12	11,100	11,164
		69,354
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	1,900	1,900
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	4,450	4,450
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
		7,650
Virginia - 1.9%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,016
Hampton Gen. Oblig. Bonds Series 2007, 4.25% 1/15/13	4,015	4,117
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.18% 6/7/12, CP	1,300	1,300
Norfolk Econ. Dev. Health Care Facilities Bonds Series 2012 B, 1% 11/1/12	1,930	1,937
Univ. of Virginia Gen. Rev.:
Bonds Series A, 0.15% tender 8/9/12, CP mode	4,000	4,000
Series 2003 A, 0.17% 9/6/12, CP	1,180	1,180
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 A, 5% 2/1/13	$ 2,000	$ 2,064
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 3/15/13	6,960	7,114
		22,728
Washington - 0.9%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,100	1,104
Series 2008 D, 5% 7/1/12	2,000	2,008
King County Gen. Oblig. BAN Series 2011 B, 3% 6/13/12	1,500	1,501
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	1,000	1,039
Seattle Wtr. Sys. Rev. Bonds Series 2005, 5% 9/1/12	1,000	1,012
Snohomish County Pub. Util. District #1 Bonds 5.25% 12/1/12	1,450	1,487
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	2,700	2,711
		10,862
Wisconsin - 5.5%
Milwaukee Gen. Oblig.:
Bonds Series 2012 N2, 3% 5/1/13	22,925	23,516
Series C2, 0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Wisconsin Clean Wtr. Rev. Bonds Series 1, 5.25% 6/1/12	3,250	3,250
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/13	1,000	1,047
Series 2010 C, 5% 5/1/13	1,830	1,910
Series 2005 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
TAN Series 2011, 2% 6/15/12	4,150	4,153
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A, 0.17% tender 8/1/12, LOC U.S. Bank NA, Cincinnati, CP mode	800	800
Wisconsin Trans. Rev.:
Series 1997, 0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,935	11,932
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 7,500	$ 7,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
		66,308
TOTAL OTHER MUNICIPAL DEBT		385,234
Investment Company - 11.2%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	133,290,000	133,290
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,186,467)		1,186,467
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,480
NET ASSETS - 100%		$ 1,188,947
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,400,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 1,300
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 129
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $1,186,467,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2012

1.802202.108

SPZ-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 71.0%
	Principal Amount	Value
Arizona - 69.2%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,700,000	$ 3,700,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,570,000	2,570,000
(Catholic Healthcare West Proj.):
Series 2008 B, 0.26% 6/7/12, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
Series 2009 F, 0.2% 6/7/12, LOC Citibank NA, VRDN (a)	9,700,000	9,700,000
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.21% 6/7/12, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.21% 6/7/12, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.23% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,600,000	3,600,000
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (a)(e)	11,300,000	11,300,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series WF 11 138C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,285,000	5,285,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.49% 6/7/12, LOC Bank of America NA, VRDN (a)(d)	1,430,000	1,430,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,470,000	4,470,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.23% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.22% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	2,399,675	2,399,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	$ 3,100,000	$ 3,100,000
(San Martin Apts. Proj.) Series A1, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Remo Apts. Proj.) Series 2002, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	14,200,000	14,200,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.26% 6/7/12, LOC Freddie Mac, VRDN (a)(d)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.21% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.23% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,700,000	3,700,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,825,000	7,825,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.2% 6/7/12, LOC Freddie Mac, VRDN (a)	1,100,000	1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2007 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	10,000,000	10,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)(d)	4,210,000	4,210,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.38% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 720,000	$ 720,000
(Phoenix Expansion Proj.) Series 2002, 0.44% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,960,000	1,960,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.27% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,620,000	5,620,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.2% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (a)(d)	3,300,000	3,300,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.18% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,660,000	3,660,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series MS 3078, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	1,500,000	1,500,000
Series MT 737, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series ROC II R 11980 X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series WF 09 40C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,105,000	11,105,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.32% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (a)	7,450,000	7,450,000
Tempe Transit Excise Tax Rev. Series 2006, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	23,920,000	23,920,001
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
		256,359,676
Michigan - 0.6%
Michigan Fin. Auth. Rev. Series 2011 L, 0.2% 6/7/12, LOC Citibank NA, VRDN (a)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	$ 200,000	$ 200,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.23% 6/7/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.19% 6/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,800,000	2,800,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE		263,159,676
Other Municipal Debt - 26.6%

Arizona - 25.9%
Arizona Ctfs. of Partnership Bonds Series 2010 B, 5% 10/1/12	2,000,000	2,028,846
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/13	1,000,000	1,027,241
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	3,600,000	3,638,906
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/12	1,500,000	1,505,852
Arizona State Univ. Energy Mgmt. Rev. Bonds (Univ. Proj.-Tempe Campus) Series 2011, 3% 7/1/12	1,250,000	1,252,350
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2009, 4% 7/1/12	3,400,000	3,410,473
Series 2010, 5% 7/1/12	1,200,000	1,204,665
Series 2011, 2% 7/1/12	3,600,000	3,605,219
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2002 B, 5.25% 7/1/12	1,600,000	1,606,570
Series 2005 A, 5.25% 7/1/12	3,845,000	3,860,849
Series 2006, 4% 7/1/13	1,000,000	1,040,010
Series 2011 A, 2% 7/1/12	3,600,000	3,605,254
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds:
Series 2008 A, 5% 10/1/12	1,000,000	1,015,552
Series 2009 A, 4% 10/1/12	605,000	612,341
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Pub. Fin. Corp. Lease Rev. Bonds Series 2007 A, 5% 7/1/12	$ 1,000,000	$ 1,003,873
Mesa Util. Sys. Rev. Bonds Series 2002, 5.75% 7/1/12	750,000	753,316
Phoenix Civic Impt. Corp. Series 2009, 0.24% 6/4/12, LOC Bank of America NA, CP	1,500,000	1,500,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	3,800,000	3,800,000
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Pima County Gen. Oblig. Bonds:
Series 2009 A, 3% 7/1/12	5,000,000	5,011,324
Series 2011, 1.5% 7/1/12	1,450,000	1,451,475
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,500,000	3,500,000
Pima County Swr. Sys. Rev. Bonds Series 2011 B, 1% 7/1/12	5,225,000	5,228,291
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	3,700,000	3,788,466
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2002 B:
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	5,505,000	5,657,975
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	3,800,000	3,905,716
Series 2009 A, 5% 1/1/13	1,300,000	1,336,190
Series C:
0.15% 8/16/12, CP	4,500,000	4,500,000
0.2% 8/16/12, CP	7,200,000	7,200,000
0.2% 9/6/12, CP	4,000,000	4,000,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2004, 5% 7/1/12	3,000,000	3,011,758
Tempe Gen. Oblig. Bonds:
Series 2010 C, 2% 7/1/12	1,750,000	1,752,512
Series 2011 A, 4% 7/1/12	1,000,000	1,003,059
Univ. of Arizona Univ. Revs. Bonds Series 2004 B, 5% 6/1/12	1,000,000	1,000,000
Yavapai County Indl. Dev. Auth. Bonds (Northern Healthcare Sys. Proj.) Series 2011, 2% 10/1/12	3,400,000	3,416,919
		96,035,002
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 6/7/12, CP mode (d)	600,000	600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 6/25/12, CP mode	$ 1,500,000	$ 1,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1, 0.5% tender 6/7/12, CP mode (d)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT		98,435,002
Investment Company - 2.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.22% (b)(c)	8,064,000	8,064,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $369,658,678)		369,658,678
NET OTHER ASSETS (LIABILITIES) - 0.2%		845,056
NET ASSETS - 100%		$ 370,503,734
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 16,777
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $369,658,678.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2012

1.802203.108

TEM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 71.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 0.21% 6/1/12, VRDN (c)	4,100	4,100
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.27% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 6/7/12, VRDN (c)(f)	23,800	23,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.23% 6/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Series 1999 B, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	25,165	25,165
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.19% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.24% 6/4/12, VRDN (c)	20,800	20,800
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)	54,930	54,930
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.24% 6/1/12, VRDN (c)(f)	1,000	1,000
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.19% 6/7/12, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.24% 6/1/12, VRDN (c)(f)	9,000	9,000
		222,300
Alaska - 0.4%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (c)	15,000	15,000
Participating VRDN Series Putters 4722, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.17% 6/7/12 (ConocoPhillips Guaranteed), VRDN (c)	36,200	36,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(ConocoPhillips Proj.):
0.17% 6/7/12, VRDN (c)	$ 1,000	$ 1,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.22% 6/7/12 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.24% 6/7/12 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		97,865
Arizona - 1.9%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,220	10,220
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,210	22,210
(Catholic Healthcare West Proj.):
Series 2005 B, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,070	6,070
Series 2009 F, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	2,550	2,550
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	11,715	11,715
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series Putters 4155, 0.28% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,330	11,330
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.23% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
(San Angelin Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.):
Series A2, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 4,300	$ 4,300
(San Miguel Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	2,800	2,800
(Village Square Apts. Proj.) Series 2004, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.23% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,445	16,445
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,675	13,675
Series 2007 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,000	19,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	2,825	2,825
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series MT 737, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3307, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,395	3,395
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3467, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,000	$ 4,000
Series Putters 3708Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,645	15,645
Series RBC O1, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,800	1,800
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.32% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
Tempe Transit Excise Tax Rev. Series 2006, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	4,000	4,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	35,245	35,245
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	61,330	61,330
		451,435
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.61% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	450	450
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)	7,215	7,215
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.22% 6/7/12, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.2% 6/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.21% 6/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		155,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	$ 41,800	$ 41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig.:
Series 2003 C3, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	41,000	41,000
Series 2003 C4, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	10,750	10,750
Series 2004 A7, 0.17% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	4,000	4,000
Series 2004 A8, 0.16% 6/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,100	14,100
Series 2004 A9, 0.17% 6/7/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (c)	33,500	33,500
Series 2004 B4, 0.16% 6/7/12, LOC Citibank NA, VRDN (c)	23,150	23,150
Series 2004 B5, 0.17% 6/7/12, LOC Citibank NA, VRDN (c)	10,100	10,100
Series 2005 B1, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	44,300	44,300
Series B6, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	23,800	23,800
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2007 B, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,380	2,380
Series 2007 C:
0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,740	4,740
0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,845	5,845
Series 2008 B, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,810	9,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
Series 2008 C, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 2,105	$ 2,105
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 H, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,900	20,900
Series 2003 M, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,900	28,900
(Multi-family Hsg. Prog.):
Series 2001 G, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,265	3,265
Series 2002 C, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,985	5,985
Series III 2001 E, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,000	19,000
Series 2000 A, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,780	31,780
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	58,700	58,700
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)(f)	5,955	5,955
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	17,065	17,065
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	18,970	18,970
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
Elk Grove Unified School District Spl. Tax Participating VRDN Series Solar 06-80, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,520	9,520
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	1,500	1,500
Series Putters 2864, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 18,185	$ 18,185
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 782, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,455	11,455
Series Putters 3902 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Series 2008 C, 0.16% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.17% 6/7/12, LOC Citibank NA, VRDN (c)	7,600	7,600
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,500	14,500
Santa Clara Elec. Rev. Series 2008 B. 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	15,335	15,335
Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,650	5,650
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	9,270	9,270
		691,175
Colorado - 1.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,295	10,295
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,490	2,490
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 21,060	$ 21,060
Participating VRDN Series BA 08 1090, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,450	7,450
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.17% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,015	13,015
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.2% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series MT 741, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	19,000	19,000
Series ROC II R 12312, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,615	20,615
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,085	5,085
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	41,900	41,900
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.64% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	215	215
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.21% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	$ 22,500	$ 22,500
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
Series 2008 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		456,335
Connecticut - 0.2%
Connecticut Health & Ed. Rev. Series 2011 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	34,495	34,495
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,110	14,110
		48,605
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.32% 6/1/12, VRDN (c)(f)	3,000	3,000
Series 1988, 0.32% 6/1/12, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.41% 6/7/12, VRDN (c)	4,500	4,500
Series 1994, 0.32% 6/1/12, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.53% 6/7/12, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	4,000	4,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,350
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2008 C, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (c)	13,800	13,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	2,920	2,920
District of Columbia Income Tax Rev. Participating VRDN Series Putters 4020, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 6,965	$ 6,965
(George Washington Univ. Proj.) Series 1999 C, 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	6,100	6,100
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,900	43,900
(The Phillips Collection Issue Proj.) Series 2003, 0.42% 6/7/12, LOC Bank of America NA, VRDN (c)	1,515	1,515
(Washington Drama Society, Inc. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,350	12,350
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 A, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	5,000	5,000
(Georgetown Univ. Proj.) Series 2007 B1, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,750	10,750
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.2% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,925	9,925
Series BBT 2054, 0.2% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,130	10,130
Series DB 677, 0.27% 6/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,748	7,748
Series ROC II R 11815, 0.23% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	4,500	4,500
Series 2003 D1, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,170	37,170
Series 2009 D1, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	4,850	4,850
		184,873
Florida - 5.1%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.28% 6/7/12, LOC Citibank NA, VRDN (c)(f)	10,675	10,675
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	6,600	6,600
(Sanctuary Apts Proj.) Series A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,520	16,520
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.16% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	2,795	2,795
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 4158, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 20,170	$ 20,170
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,605	9,605
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.49% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	1,330	1,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.28% 6/7/12, LOC Citibank NA, VRDN (c)(f)	18,405	18,405
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	8,900	8,900
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series ROC II R 11884X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,000	15,000
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	11,845	11,845
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,470	5,470
(Banyan Bay Apts. Proj.) Series 1995 M, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,650	8,650
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,770	14,770
(Clascona Groves Apts. Proj.) Series A, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	8,800	8,800
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	5,400	5,400
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.22% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Hunters Run Apts. Proj.) Series G, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,100	$ 8,100
(Lynn Lake Apts. Proj.) Series B1, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,800	14,800
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,650	7,650
(Riverwalk I Apts. Proj.) Series 2008 E, 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	7,085	7,085
(Sterling Palms Apts. Proj.) Series F, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)	8,920	8,920
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.25% 6/7/12, LOC Citibank NA, VRDN (c)(f)	11,000	11,000
(Grande Oaks Apts. Proj.) Series A, 0.22% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,580	8,580
(Meridian Pointe Apts. Proj.) Series 2005, 0.28% 6/7/12, LOC Citibank NA, VRDN (c)(f)	12,000	12,000
(Mobley Park Apts. Proj.) Series A, 0.22% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	7,590	7,590
(Morgan Creek Apts. Proj.) Series 2003, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.56% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	605	605
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.49% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 7,350	$ 7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)	10,210	10,210
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,200	9,200
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.18% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	90,205	90,205
Jacksonville Spl. Rev. Participating VRDN Series Putters 3918, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,900	3,900
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series WF 11 4C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	11,800	11,800
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,540	6,540
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.19% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	5,000	5,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.28% 6/7/12, LOC Citibank NA, VRDN (c)(f)	15,965	15,965
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.24% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)	20,000	20,000
(The Nemours Foundation Proj.) Series 2009 B, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	40,600	40,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.28% 6/7/12, LOC Citibank NA, VRDN (c)(f)	$ 13,085	$ 13,085
(Glenn Millenia Proj.) Series 2001 C, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,560	7,560
(West Point Villas Apts. Proj.) Series 2000 F, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 4107, 0.22% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,260	5,260
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,285	43,285
Series 2003 C2, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	58,035	58,035
Series 2003 D, 0.15% 6/7/12, LOC Barclays Bank PLC NY Branch, VRDN (c)	39,710	39,710
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,840	13,840
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	9,370	9,370
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.21% 6/7/12, LOC Northern Trust Co., VRDN (c)	6,225	6,225
(Hanley Ctr. Proj.) Series 2006, 0.32% 6/7/12, LOC Bank of America NA, VRDN (c)	1,515	1,515
(Hospice of Palm Beach Proj.) Series 2001, 0.2% 6/7/12, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 6/7/12, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	10,700	10,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.34% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 11,400	$ 11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II R 11986, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,000	12,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,900	7,900
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.56% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	970	970
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	68,310	68,310
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.17% 6/7/12, LOC Northern Trust Co., VRDN (c)	15,750	15,750
Series 2009 A3, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,500	10,500
(Suncoast Hospice Proj.) Series 2004, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,335	14,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,950	2,950
Series 2005 A2, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	28,575	28,575
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2010 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. Participating VRDN Series WF 12 21 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 17,225	$ 17,225
USF College of Medicine Health Facilities Series 2006 A1, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,960	21,960
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,975	21,975
		1,232,150
Georgia - 2.1%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.48% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,915	3,915
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.22% 6/1/12, VRDN (c)(f)	13,500	13,500
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.26% 6/1/12, VRDN (c)	10,000	10,000
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	45,000	45,000
Series 2010 B, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	30,000	30,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.26% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,600	13,600
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,385	16,385
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.21% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	9,215	9,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 7,550	$ 7,550
Georgia Gen. Oblig. Participating VRDN:
Series BC 11 103W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,365	9,365
Series Putters 4170, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,835	6,835
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.22% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	10,935	10,935
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,170	4,170
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.37% 6/1/12, LOC Bank of America NA, VRDN (c)(f)	2,450	2,450
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.21% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,575	69,575
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	10,230	10,230
Series 2000 B, 0.16% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,000	20,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Muni. Elec. Auth. of Georgia Series 1985 B, 0.17% 6/7/12, LOC Barclays Bank PLC, VRDN (c)	23,000	23,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,225	9,225
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 5,800	$ 5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Rosemont Apts. Proj.) 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.63% 6/7/12, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)	6,910	6,910
		488,945
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	16,115	16,115
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	2,520	2,520
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)	3,080	3,080
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		25,720
Idaho - 0.6%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, 0.17% 6/7/12, LOC BMO Harris Bank NA, VRDN (c)	18,000	18,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,910	7,910
Series 2001 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,490	5,490
Series 2000 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,045	5,045
Series 2001 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,955	3,955
Series 2001 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,705	7,705
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2001 D1, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 1,400	$ 1,400
Series 2002 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,550	7,550
Series 2002, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,230	10,230
Series 2004 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,560	6,560
Series 2006 G, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,140	7,140
Series 2007 D, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,300	4,300
Series 2007 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,005	22,005
Series 2007 J1, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
Series A, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,380	2,380
		139,670
Illinois - 4.9%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.4% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	1,580	1,580
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	20,700	20,700
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,760	7,760
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.3% 6/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,750	2,750
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	22,585	22,585
Series Putters 4163, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	22,640	22,640
Series Solar 06 75, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,900	19,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	$ 5,050	$ 5,050
Series 1994 B, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	14,350	14,350
Series 1994 C, 0.22% 6/7/12, LOC Citibank NA, VRDN (c)	17,980	17,980
Series 2005 D, 0.17% 6/7/12, LOC Barclays Bank PLC, VRDN (c)	18,000	18,000
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,370	10,370
Series Putters 3842, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11935, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.19% 6/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	90,300	90,300
Series 2004 A2, 0.19% 6/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	51,380	51,380
Series 2004 A3, 0.16% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,745	10,745
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.24% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.49% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	4,000	4,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.43% 6/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	565	565
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.3% 6/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,770	2,770
Illinois Dev. Fin. Auth. Rev.:
(Lyric Opera of Chicago Proj.) 0.18% 6/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (c)	22,800	22,800
(Rich Prods. Corp. Proj.) Series 1998, 0.29% 6/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.17% 6/7/12, LOC BMO Harris Bank NA, VRDN (c)	1,950	1,950
(Field Museum of Natural History Proj.) Series 2000, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Rev.: - continued
Participating VRDN Series ROC II R 12278, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 12,395	$ 12,395
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,165	7,165
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.16% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,765	15,765
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	32,800	32,800
Series 2009 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	24,500	24,500
(Museum of Science & Industry Proj.):
Series 2009 A, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
Series 2009 C, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	3,700	3,700
Series 2009 D, 0.18% 6/7/12, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,780	12,780
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
(Provena Health Proj.):
Series 2009 C, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Series 2010 D, 0.19% 6/7/12, LOC Union Bank of California, VRDN (c)	24,985	24,985
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.16% 6/7/12, LOC Northern Trust Co., VRDN (c)	4,200	4,200
(Saint Xavier Univ. Proj.) Series 2008, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	10,375	10,375
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	38,940	38,940
Participating VRDN:
Series BA 08 1137, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series BBT 08 33, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	4,975	4,975
Series EGL 06 115, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3174, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 15,620	$ 15,620
Series Putters 3378, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series WF 12 2C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	16,750	16,750
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.24% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	33,285	33,285
(Prairie Station Apts. Proj.) 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,065	11,065
0.17% 6/7/12, LOC Freddie Mac, VRDN (c)	29,450	29,450
Illinois Sales Tax Rev. Participating VRDN Series WF 11 125C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,700	13,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series MT 751, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	24,975	24,975
Series MT 773, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,485	10,485
Series 2007 A 2D, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	38,300	38,300
Series 2007 A-2A, 0.19% 6/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,800	25,800
0.19% 6/7/12, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	$ 20,000	$ 20,000
Series MS 3220, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	27,900	27,900
Series Putters 3861, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,500	18,500
Series ROC II R 11880, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,245	2,245
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,900	22,900
Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	26,205	26,205
		1,162,640
Indiana - 1.2%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.32% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	800	800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.2% 6/7/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,456	7,456
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.25% 6/7/12, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.23% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
Series 2008 H, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,500	19,500
Series 2008 I, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,575	4,575
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 34,180	$ 34,180
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (c)	28,575	28,575
Series 2011 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,420	16,420
Indiana Fin. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.15% 6/7/12, VRDN (c)	21,825	21,825
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.15% 6/7/12, VRDN (c)	13,000	13,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.25% 6/7/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,110	6,110
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		284,136
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.2% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	7,845	7,845
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.22% 6/7/12, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.25% 6/7/12, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	5,800	5,800
		30,745
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	15,095	15,095
		40,195
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 2.2%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.19% 6/7/12, VRDN (c)(f)	$ 8,500	$ 8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,000	12,000
Series 2006 B, 0.21% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	30,000	30,000
Series 2008 A, 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.26% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.22% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,075	9,075
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.2% 6/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	129,760	129,760
Series 2008 A2, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	50,225	50,225
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,550	20,550
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.23% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)	$ 9,425	$ 9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.18% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.21% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		510,467
Louisiana - 2.0%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.3% 6/7/12, LOC Bank of America NA, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,600	37,600
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,865	6,865
Series WF 12 32C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,250	12,250
Louisiana Gen. Oblig. Participating VRDN:
Series Putters 4119, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,480	18,480
Series Putters 4121, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,400	17,400
Series Putters 4122, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,955	17,955
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.23% 6/7/12, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,275	22,275
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,785	14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,580	23,580
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.19% 6/7/12, VRDN (c)(f)	1,000	1,000
Series 2003, 0.19% 6/7/12, VRDN (c)(f)	15,650	15,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.18% 6/7/12, VRDN (c)	$ 19,000	$ 19,000
Series 2009 A, 0.18% 6/7/12, VRDN (c)	15,300	15,300
(C-Port LLC Proj.) Series 2008, 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	9,200	9,200
(CommCare Corp. Proj.) Series 2008 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.18% 6/7/12, VRDN (c)	23,000	23,000
0.18% 6/7/12, VRDN (c)	15,000	15,000
(NuStar Logistics LP Proj.):
Series 2010 A, 0.2% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010 B, 0.2% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,500	28,500
Series 2010, 0.2% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	60,000	60,000
Series 2011, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		468,925
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	27,965	27,965
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.49% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		45,165
Maryland - 1.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	14,805	14,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 2,500	$ 2,500
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.29% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	56,900	56,900
(Villa Julie College, Inc. Proj.) Series 2005, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	57,060	57,060
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	17,010	17,010
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	33,660	33,660
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Series 2008 C, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,330	18,330
		287,770
Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A3, 0.18% 6/7/12, LOC Bank of America NA, VRDN (c)	8,845	8,845
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	35,500	35,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 4633, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 40,450	$ 40,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series EGL 07 0031, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 3990, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.18% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
		184,095
Michigan - 2.6%
Detroit City School District Participating VRDN Series Solar 06 01, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	3,400	3,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	20,250	20,250
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 6/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,405	13,405
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,750	2,750
Series ROC II R 14014, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,145	2,145
Series 2011 L, 0.2% 6/7/12, LOC Citibank NA, VRDN (c)	426,000	426,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,910	12,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,300	$ 6,300
Series 2008 B3, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	36,200	36,200
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Evangelical Homes of Michigan Proj.) Series 2008, 0.18% 6/7/12, LOC JPMorgan Chase & Co., VRDN (c)	7,680	7,680
Wayne County Arpt. Auth. Rev.:
0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	29,320	29,320
0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	35,000	35,000
0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		620,620
Minnesota - 0.5%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.32% 6/1/12, LOC Bank of America NA, VRDN (c)(f)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,075	11,075
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.24% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,910	1,910
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,415	9,415
Minnesota Office of Higher Ed.:
Series 2008 B, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	15,050	15,050
Series 2011 B, 0.17% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Oak Park Heights Multi-family Rev. 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)	$ 9,265	$ 9,265
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.2% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,150	11,150
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.21% 6/7/12, LOC Deutsche Bank AG, VRDN (c)	2,000	2,000
		122,280
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	500	500
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.37% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig.:
Participating VRDN Series WF 11 117C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,505	18,505
0.24% 6/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	16,760	16,760
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.24% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		67,365
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN:
Series MT 750, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,975	11,975
Series Putters 4166, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,945	8,945
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,200	12,200
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.2% 6/1/12, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,300	$ 7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.18% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,140	3,140
Participating VRDN:
Series PT 4624, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,060	11,060
Series Putters 3929, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	13,070	13,070
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (c)	14,075	14,075
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 736, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	36,585	36,585
Series PT 4625, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,195	10,195
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.19% 6/7/12 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,210	30,210
		219,440
Montana - 0.1%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.18% 6/7/12, LOC Union Bank of California, VRDN (c)(f)	27,000	27,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,200	53,200
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.19% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 125,850	$ 125,850
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,550	44,550
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.18% 6/7/12 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		238,000
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 C1, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	101,750	101,750
Series 2008 C2, 0.65% 6/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	34,450	34,450
Series 2008 D 2A, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	63,100	63,100
Series 2008 D1, 0.19% 6/7/12, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2011 B1, 0.22% 6/7/12, LOC Citibank NA, VRDN (c)(f)	80,000	80,000
Series 2011 B2, 0.19% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	30,000	30,000
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	47,475	47,475
Series Putters 3158, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,740	2,740
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.33% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.18% 6/7/12, LOC Union Bank of California, VRDN (c)	48,200	48,200
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 14,000	$ 14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
(Republic Svcs., Inc. Proj.) 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,340	30,340
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (c)	20,700	20,700
		645,075
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2008, 0.22% 6/7/12, LOC RBS Citizens NA, VRDN (c)(f)	16,500	16,500
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.86% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 6/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,650	1,650
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.32% 6/7/12, LOC Bank of America NA, VRDN (c)	7,870	7,870
Series 2011 B, 0.19% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	3,000	3,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		82,820
New Jersey - 0.0%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.8%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.2% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	$ 15,900	$ 15,900
Series 2004 A1, 0.2% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	5,785	5,785
Series 2004 A2, 0.2% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	18,010	18,010
Series 2004 A3, 0.2% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	17,400	17,400
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	138,200	138,200
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,490	4,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		201,785
New York - 5.0%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.17% 6/7/12, LOC HSBC Bank USA, NA, VRDN (c)	5,900	5,900
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,240	6,240
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,640	11,640
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)	12,600	12,600
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 H6, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	28,505	28,505
Series 2008 J8, 0.26% 6/1/12, LOC Landesbank Baden-Wuert, VRDN (c)	5,300	5,300
Series 2012 G3, 0.17% 6/7/12 (Liquidity Facility Citibank NA), VRDN (c)	55,000	55,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,430	5,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Beacon Mews Dev. Proj.) Series 2006 A, 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	$ 8,000	$ 8,000
(Beekman Tower Proj.) Series 2008 A, 0.2% 6/7/12, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(East 165th Street Proj.) Series A, 0.24% 6/7/12, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Manhattan Court Dev. Proj.) Series A, 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(State Renaissance Court Proj.) Series A, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
(Linden Plaza Proj.) Series 2008 A, 0.18% 6/7/12, LOC Freddie Mac, VRDN (b)(c)(f)	15,000	15,000
(One Columbus Place Dev. Proj.) Series A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	23,800	23,800
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,800	6,800
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,645	12,645
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	11,165	11,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BBT 08 15, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 25,540	$ 25,540
Series EGL 06 69 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 07 0157, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series MT 776, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,895	4,895
Series Putters 3384, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,000	8,000
Series ROC II R 11931, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 07 0019, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series ROC II R 11971, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Series ROC II R 11994, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,250	2,250
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	20,000	20,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series Putters 3698 Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,800	15,800
Series ROC II R 14005, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	4,000	4,000
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Series 2009 D, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
ROC II R 11944, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 5,150	$ 5,150
Series EGL 07 0002, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,500	3,500
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.18% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(Helena Hsg. Proj.) Series 2003 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.19% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	13,100	13,100
(Talleyrand Crescent Hsg. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (b)(c)(f)	20,500	20,500
(West 20th Street Proj.) Series 2001 A:
0.18% 6/7/12, LOC Fannie Mae, VRDN (b)(c)(f)	28,875	28,875
0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	48,800	48,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 23,000	$ 23,000
Series 2002 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	48,400	48,400
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	22,300	22,300
(West 38th Street Hsg. Proj.) Series 2002 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Series 2003 M1, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	16,000	16,000
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,300	4,300
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.18% 6/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.19% 6/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	59,725	59,725
		1,207,335
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.23% 6/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,595	3,595
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.18% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 29,670	$ 29,670
Series 2010 C, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,765	6,765
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.16% 6/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	175	175
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.27% 6/1/12, VRDN (c)(f)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2011, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)	8,480	8,480
Participating VRDN:
Series GS 08 9TP, 0.16% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,165	23,165
Series ROC II R 11850, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
Series 2011, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,515	5,515
North Carolina Gen. Oblig. Series 2002 E, 0.21% 6/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,900	9,900
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.28% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Wake Forest Univ. Proj.) Series 2008 C, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	9,580	9,580
Participating VRDN:
Series BC 10 31W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN:
Series ROC II R 11808, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 1,365	$ 1,365
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	15,295	15,295
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	10,300	10,300
Piedmont Triad Arpt. Auth. Series 2008 B, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	25,165	25,165
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series WF 11-19C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.23% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	10,855	10,855
0.23% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,100	2,100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		274,230
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.5% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	55,000	55,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.26% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,740	1,740
		56,740
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.2% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cleveland Arpt. Sys. Rev. Series 2009 A, 0.18% 6/7/12, LOC Bank of New York, New York, VRDN (c)(f)	$ 13,670	$ 13,670
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.18% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.23% 6/7/12, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,915	14,915
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	15,500	15,500
Series 2000, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
Series 2007 M, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 6/7/12, LOC Bank of New York, New York, VRDN (c)	27,700	27,700
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2008 B, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	33,100	33,100
Lancaster Port Auth. Gas Rev. 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	71,320	71,320
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.17% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	8,475	8,475
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,390	5,390
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hosp. Facilities Rev. Participating VRDN: - continued
Series Putters 3558, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 2,300	$ 2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 0.19% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,500	12,500
Series 2005 F, 0.19% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.17% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	19,555	19,555
Series 2004 D, 0.19% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	2,000	2,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.23% 6/7/12 (Liquidity Facility Citibank NA), VRDN (c)(f)	24,800	24,800
Series 2008 B, 0.17% 6/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	49,100	49,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 6/7/12, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
		459,710
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Fdg. LP Proj.) Series 1996, 0.24% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Univ. Hospitals Trust Rev. Series 2005 A, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	20,015	20,015
		24,715
Oregon - 0.6%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.29% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	1,390	1,390
Oregon Gen. Oblig. Participating VRDN:
Series ROC II R 11949, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Series WF11 57 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,800	10,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. Series 2012 B2, 0.16% 6/7/12, LOC Union Bank of California, VRDN (c)	$ 6,000	$ 6,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	22,500	22,500
Series Eighteen B, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	40,760	40,760
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) Series 1991 A, 0.23% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	3,685	3,685
(New Columbia - Trouton Proj.) Series 2005, 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	5,955	5,955
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.23% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Series 2008 C, 0.2% 6/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
		149,160
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	9,600	9,600
Series 2005 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	7,905	7,905
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	5,835	5,835
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,725	22,725
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.18% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,700	12,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.): - continued
Series 2008 A2, 0.18% 6/7/12, LOC TD Banknorth, NA, VRDN (c)	$ 19,170	$ 19,170
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.18% 6/7/12, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lancaster Indl. Dev. Auth. Rev. Series 2009 A, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (c)	9,675	9,675
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	8,360	8,360
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	11,385	11,385
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.18% 6/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,705	12,705
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.25% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	900	900
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.25% 6/7/12, LOC Citibank NA, VRDN (c)(f)	2,500	2,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Series WF 11 121C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,925	12,925
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Putters 4109, 0.3% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,185	8,185
Series 2004 85C, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,645	19,645
Series 2005 90C, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,525	29,525
Series 2008 102C, 0.22% 6/7/12 (Liquidity Facility Bank of America NA), VRDN (c)(f)	3,275	3,275
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 26,430	$ 26,430
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.18% 6/7/12, LOC Barclays Bank PLC, VRDN (c)	26,800	26,800
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.17% 6/7/12, LOC TD Banknorth, NA, VRDN (c)(f)	11,100	11,100
Series 2005 C2, 0.17% 6/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	20,000	20,000
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (c)	6,650	6,650
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.18% 6/7/12, LOC Bank of America NA, VRDN (c)	7,300	7,300
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,750	4,750
		352,020
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.15% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	35,000	35,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	17,700	17,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.86% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Student Ln. Auth. Student Ln. Rev.: - continued
Series 2008 B3, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	$ 18,000	$ 18,000
Series 2008 B4, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		112,700
South Carolina - 0.9%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 6/7/12, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,040	11,040
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.24% 6/1/12, VRDN (c)	16,400	16,400
Series 1999 B, 0.27% 6/1/12, VRDN (c)(f)	2,500	2,500
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,255	8,255
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.18% 6/7/12, LOC Citibank NA, VRDN (c)	8,200	8,200
0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	69,925	69,925
(Carolina Piedmont Foundation Proj.) 0.3% 6/7/12, LOC Bank of America NA, VRDN (c)	5,175	5,175
(Giant Cement Holding, Inc. Proj.) 0.23% 6/7/12, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.27% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.23% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,000	14,000
		190,065
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 6,500	$ 6,500
Tennessee - 1.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	1,520	1,520
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.29% 6/1/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Series 2003, 0.29% 6/1/12, LOC Bank of America NA, VRDN (c)	14,200	14,200
Series 2005, 0.29% 6/1/12, LOC Bank of America NA, VRDN (c)	4,900	4,900
Series 2008, 0.29% 6/1/12, LOC Bank of America NA, VRDN (c)	50,800	50,800
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.17% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,090	15,090
Series 2011 B, 0.17% 6/7/12, LOC PNC Bank NA, VRDN (c)	6,670	6,670
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.21% 6/7/12, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.32% 6/7/12, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	23,590	23,590
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	22,300	22,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.26% 6/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 11,100	$ 11,100
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)	28,200	28,200
		341,545
Texas - 9.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	41,575	41,575
Series 2005 2, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	43,590	43,590
Series 2005 4, 0.19% 6/7/12, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	37,100	37,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,520	3,520
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,890	3,890
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,830	18,830
Birdville Independent School District Participating VRDN Series MT 720, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,895	13,895
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.31% 6/1/12, LOC Bank of America NA, VRDN (c)(f)	8,700	8,700
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.29% 6/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 25,000	$ 25,000
Series 2001, 0.28% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.2% 6/7/12, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.22% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Clear Creek Independent School District Participating VRDN Series Putters 4165, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,465	8,465
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	20,675	20,675
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,280	7,280
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,370	7,370
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.3% 6/7/12, LOC Bank of America NA, VRDN (c)	14,300	14,300
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,565	9,565
Grand Prairie Independent School District Participating VRDN Series Putters 4171, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,910	9,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine-Colleyville Independent School District Participating VRDN Series MT 761, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 11,990	$ 11,990
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	27,000	27,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.29% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	46,300	46,300
Series 2008 D1, 0.17% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,300	23,300
Harris County Gen. Oblig. Participating VRDN:
Series RBC E 18, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 718 PB, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,715	8,715
Harris County Hosp. District Rev. Series 2010, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,700	14,700
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) Series 2005, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,685	6,685
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 7,610	$ 7,610
(Primrose at Bammel Apts. Proj.) Series 2005, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,280	8,280
(Quail Chase Apts. Proj.) Series 1999, 0.21% 6/7/12, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,350	12,350
Harris County Tex Indl. Dev. Corp.:
(HFOTCO LLC Proj.) Series 2010, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	61,000	61,000
Series 2011, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Houston Arpt. Sys. Rev. Series 2010, 0.17% 6/7/12, LOC Barclays Bank PLC, VRDN (c)	33,930	33,930
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)(f)	9,370	9,370
(Little Nell Apts. Proj.) Series 2003, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Mayfair Park Apts. Proj.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Houston Independent School District Participating VRDN Series MT 732, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series Solar 06 70, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 22,065	$ 22,065
Series 2004 B1, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)	38,700	38,700
Series 2004 B4, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Humble Independent School District Participating VRDN:
Series MT 733, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,635	13,635
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 6/7/12, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,890	7,890
Keller Independent School District Participating VRDN Series WF11 55 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,650	5,650
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.24% 6/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,605	10,605
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,815	10,815
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.22% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.2% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.31% 6/7/12, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	$ 98,800	$ 98,800
Series 2007 A, 0.31% 6/7/12, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
Series ROC II R 593 PB, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,395	8,395
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series Putters 3998, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series ROC II R 11946, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2009 D, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,650	23,650
Series 2011 A, 0.26% 6/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	19,540	19,540
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,520	11,520
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.22% 6/7/12, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.19% 6/7/12, VRDN (c)(f)	15,000	15,000
Series 2001, 0.19% 6/7/12, VRDN (c)(f)	15,000	15,000
Series 2002, 0.19% 6/7/12, VRDN (c)(f)	14,500	14,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.19% 6/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.19% 6/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District Participating VRDN Series MT 757, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 10,360	$ 10,360
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.86% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,950	2,950
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Series EGL 06 5, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.19% 6/7/12, LOC Northern Trust Co., VRDN (c)	6,800	6,800
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	92,350	92,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C4, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	12,500	12,500
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant Reg'l. Wtr. District Wtr. R Participating VRDN Series WF 12 6C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,375	12,375
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,880	5,880
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	10,300	10,300
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,900	11,900
(Chisholm Trail Proj.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	5,300	5,300
(Pinnacle Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	13,765	13,765
(Residences at Sunset Pointe Proj.) Series 2006, 0.23% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	6,280	6,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Windshire Apts. Proj.) Series 2007, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 13,800	$ 13,800
Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
Series 2006, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,290	14,290
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.17% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	37,010	37,010
Fund II Series 2007 A, 0.17% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	40,920	40,920
Participating VRDN:
Series DB 448, 0.27% 6/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,695	5,695
Series EGL 06 0125, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series WF 12 15C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,915	9,915
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,375	6,375
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	4,885	4,885
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 584, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,745	18,745
Series WF 11 13C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,000	4,000
Ysleta Independent School District Participating VRDN Series Putters 4214, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,830	20,830
		2,290,295
Utah - 1.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.16% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 15,000	$ 15,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,425	5,425
Series 2002 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,115	9,115
Series 2002 C2, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,580	2,580
Series 2002 D, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2002 G Class I, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,470	10,470
Series 2003 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,295	8,295
Series 2003 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,600	9,600
Series 2003 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,330	8,330
Series 2003 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,585	5,585
Series 2003 G, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,580	5,580
Series 2004 C, 0.21% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,460	1,460
Series 2004 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,475	10,475
Series 2004 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,425	10,425
Series 2004 G, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,715	12,715
Series 2005 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
Series 2005 B, 0.21% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,025	11,025
Series 2005 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,805	13,805
Series 2005 D, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,980	13,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2005 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 14,685	$ 14,685
Series 2005 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,100	5,100
Series 2005 G, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,140	12,140
Series 2005 H, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,500	8,500
Series 2006 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,675	5,675
Series 2006 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,305	8,305
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,925	30,925
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series PT 4606, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	13,305	13,305
Series ROC II R 11922, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		293,605
Virginia - 0.9%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.22% 6/7/12, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	22,345	22,345
Fairfax County Gen. Oblig. Participating VRDN Series BC 11 104W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	10,055	10,055
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 6,387	$ 6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.18% 6/7/12, LOC Citibank NA, VRDN (c)	4,030	4,030
Series 2008 D2, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,570	7,570
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.27% 6/7/12, LOC Bank of America NA, VRDN (c)	3,780	3,780
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,830	4,830
Series 2001, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,700	4,700
Series 2006, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,875	5,875
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Smyth County Indl. Dev. Auth. Hosp. Rev. Series 2011 D, 0.17% 6/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,680	12,680
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.25% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,980	5,980
Series Merlots 07 C42, 0.25% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Series Putters 4115, 0.3% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,255	12,255
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.18% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 17,955	$ 17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,915	2,915
Series PT 4634, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,880	11,880
Series ROC II R 11923, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,805	3,805
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.29% 6/7/12, LOC Bank of America NA, VRDN (c)	23,500	23,500
		268,352
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.22% 6/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,600	9,600
Energy Northwest Elec. Rev. Participating VRDN Series MT 786, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,435	13,435
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.21% 6/7/12, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.19% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	16,840	16,840
King County Swr. Rev. Participating VRDN Series Putters 3941, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.24% 6/7/12, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN Series Putters 2020, 0.26% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,430	7,430
Series 1997, 0.26% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	$ 25,000	$ 25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	8,170	8,170
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,470	7,470
Series Solar 07 75, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,135	38,135
Series Solar 07 94, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,687	2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	3,450	3,450
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,855	9,855
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.24% 6/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,770	4,770
Series Floaters 3040, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series GS 06 7T, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,435	15,435
Series MT 745, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3054, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3501Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 759 PB, 0.38% 6/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,670	15,670
Series Solar 06 13, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,415	33,415
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 17,010	$ 17,010
(MultiCare Health Sys. Proj.) Series 2009 A, 0.17% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	25,500	25,500
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (c)	29,600	29,600
(Swedish Health Svcs. Proj.):
Series 2009 C, 0.22% 6/7/12, LOC Bank of America NA, VRDN (c)	20,000	20,000
Series 2011 B, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)	32,800	32,800
Series 2011 C, 0.21% 6/7/12, LOC Citibank NA, VRDN (c)	35,000	35,000
Participating VRDN:
Series Putters 4038, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Solar 07 66, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,665	19,665
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.2% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.21% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.21% 6/7/12, LOC Bank of America NA, VRDN (c)	17,175	17,175
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.2% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Apts. Proj.) Series A, 0.2% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 12,250	$ 12,250
(The Cambridge Apts. Proj.) Series 2009, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Lodge at Eagle Ridge Proj.) Series A, 0.22% 6/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.17% 6/7/12, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	47,500	47,500
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,745	5,745
Series 2010 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,165	10,165
		982,297
West Virginia - 0.6%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 0.2% 6/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	5,530	5,530
Weirton Muni. Hosp. Bldg. Commission Hosp. Rev. (Weirton Med. Ctr., Inc. Proj.) Series 2001 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (c)	4,715	4,715
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.19% 6/7/12, LOC Union Bank of California, VRDN (c)(f)	16,200	16,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.21% 6/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	30,275	30,275
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.): - continued
Series 2009 A, 0.18% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 11,175	$ 11,175
Series 2009 B, 0.18% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	5,000	5,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.26% 6/1/12, LOC Bank of America NA, VRDN (c)	26,815	26,815
(West Virginia United Health Sys. Proj.) Series 2008 D, 0.25% 6/7/12, LOC Bank of America NA, VRDN (c)	19,975	19,975
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/12, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		134,685
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,200	10,200
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.23% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,010	1,010
Wisconsin Gen. Oblig. Participating VRDN Series Putters 4212, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,195	12,195
Participating VRDN ROC II R 11837, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.2% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series D, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	47,550	47,550
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.2% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,310	7,310
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.: - continued
Series 2008 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	$ 10,690	$ 10,690
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,340	11,340
		140,935
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2005-4, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,735	4,735
Series 2006-2, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-5, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-7, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-9, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2007-11, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2007-2, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,000	6,000
Series 2007-4, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Series 2007-8, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2008-2, 0.19% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		104,735
TOTAL VARIABLE RATE DEMAND NOTE		17,079,485
Other Municipal Debt - 22.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2012 A, 5% 3/1/13	$ 6,080	$ 6,299
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,540	23,540
		29,839
Alaska - 0.2%
Anchorage Gen. Oblig. Series 2008 A:
0.15% 6/15/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
0.17% 7/19/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 3% 6/30/12	3,025	3,032
		43,032
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	24,580	24,846
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/12	2,750	2,761
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 2% 7/1/12	6,625	6,635
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 2% 7/1/12	8,170	8,182
Phoenix Civic Impt. Corp. Series 2009, 0.24% 6/4/12, LOC Bank of America NA, CP	6,300	6,300
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	6,145	6,292
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2002 B, 5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	4,200	4,317
Series C, 0.2% 8/16/12, CP	13,000	13,000
		159,533
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/12	4,000	4,025
California - 0.8%
California Edl. Facilities Auth. Rev. Series 2003, 0.18% 7/20/12, CP	8,482	8,482
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 26,405	$ 26,405
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.25% 7/20/12, LOC Wells Fargo Bank NA, CP	7,000	7,000
TRAN Series 2012 C, 2.5% 6/29/12	42,500	42,568
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 B2, 2% 12/31/12	10,400	10,500
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.16% 8/3/12, LOC Wells Fargo Bank NA, CP	22,000	22,000
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.2% 7/10/12, LOC Wells Fargo Bank NA, CP	10,500	10,500
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	34,200	34,245
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	22,000	22,000
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,600	8,600
		192,300
Colorado - 0.2%
Colorado Ed. Ln. Prog. TRAN Series 2011 A, 2% 6/29/12	16,215	16,237
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,425	18,425
		34,662
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds:
Series 2011 C, 0.23% 12/1/12 (c)	3,415	3,415
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,610	13,610
District of Columbia Rev. Bonds:
(American Nat'l. Red Cross Proj.) Series 2000:
0.19% tender 6/7/12, LOC JPMorgan Chase Bank, CP mode	41,600	41,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. Bonds: - continued
(American Nat'l. Red Cross Proj.) Series 2000:
0.19% tender 7/19/12, LOC JPMorgan Chase Bank, CP mode	$ 29,200	$ 29,200
(Nat'l. Academy of Sciences Proj.) 0.24% tender 6/4/12, LOC Bank of America NA, CP mode	30,600	30,600
		118,425
Florida - 1.7%
Florida Board of Ed. Lottery Rev. Bonds:
Series 2002 A, 5.5% 7/1/12	2,000	2,009
Series 2003 A, 5% 7/1/12	3,000	3,012
Series 2010 E, 4% 7/1/12	5,535	5,552
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2003 C, 5% 6/1/12	3,000	3,000
Series 2012 B, 5% 6/1/13	10,000	10,477
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 4% 7/1/12	1,775	1,780
Series 2011 A, 3% 7/1/12	29,900	29,967
Florida Dept. of Trans. Tpk. Rev. Bonds:
Series 2003 B, 5% 7/1/12	1,500	1,506
Series 2010 A, 5% 7/1/12	3,860	3,875
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1998 A, 6% 7/1/12	21,620	21,723
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds:
Series 2006 A:
5% 7/1/12	7,400	7,429
5% 7/1/12	5,900	5,921
5.25% 7/1/12	1,525	1,531
Series 2008 A, 5% 7/1/13	10,175	10,680
Florida Local Govt. Fin. Cmnty.:
Series 2011 A, 0.2% 7/19/12, LOC JPMorgan Chase Bank, CP	8,414	8,414
Series 2011 B, 0.22% 7/19/12, LOC JPMorgan Chase Bank, CP (f)	12,975	12,975
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.18% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, CP	23,140	23,140
Indian River County School District TAN Series 2011, 1% 6/30/12	16,000	16,009
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.17% 6/5/12, CP	42,800	42,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Gen. Oblig. Series 2004 A, 0.25% 6/6/12, LOC Landesbank Baden-Wuert, CP	$ 16,150	$ 16,150
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.25% tender 6/7/12, CP mode	20,300	20,300
Series 1994, 0.25% tender 6/7/12, CP mode	30,855	30,855
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 3% 10/1/12	22,920	23,133
Marion County School District TAN Series 2011, 1.5% 6/30/12	12,500	12,512
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.29%, tender 12/27/12 (c)	14,500	14,500
Pinellas County School District TAN Series 2011, 1% 6/30/12	36,000	36,022
Sunshine State Govt. Fing. Commission Rev. Bonds Series 2011 A, 5% 9/1/12	2,880	2,912
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.28%, tender 12/27/12 (c)	14,515	14,515
		385,199
Georgia - 0.3%
Cobb County Gen. Obligations TAN Series 2012, 1.5% 11/30/12	30,000	30,196
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/12	2,500	2,523
Series 2011 E1, 4% 7/1/12	16,665	16,716
Series WF 08 12C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,145	14,145
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A:
0.18% tender 6/14/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
0.23% tender 8/10/12, LOC Barclays Bank PLC, CP mode	8,050	8,050
		79,130
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	3,000	3,111
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	26,900	26,994
Illinois - 0.1%
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,710	9,710
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.):
Series 2008 A1, 0.22%, tender 1/24/13 (c)	$ 7,500	$ 7,500
Series 2008 A2, 1.4%, tender 2/1/13 (c)	2,375	2,393
Series 2011 B, 0.3%, tender 12/27/12 (c)	11,700	11,700
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.25%, tender 4/19/13 (c)	9,000	9,000
		40,303
Indiana - 0.1%
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.6% 6/6/12, CP	25,000	25,000
Kansas - 0.0%
City of Lawrence BAN Series 2011 I, 2% 10/1/12	14,375	14,455
Kentucky - 0.2%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 6/7/12, CP mode (f)	30,000	30,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj. Series 2001 A, 0.38% tender 6/11/12, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.45% tender 6/6/12, CP mode	19,800	19,800
Series 2001 B, 0.45% tender 6/7/12, CP mode (f)	8,600	8,600
		68,000
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2012 A1, 2.5% 5/1/13	7,290	7,443
Maryland - 0.5%
Baltimore County Gen. Oblig. Series 2011:
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	38,800	38,800
0.16% 6/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	25,900	25,900
0.18% 8/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,600	33,600
0.18% 8/20/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	31,000	31,000
Maryland Gen. Oblig. Bonds:
First Series 2001, 5.5% 3/1/13	7,285	7,575
First Series 2007, 5% 3/15/13	5,950	6,175
Second Series 2006, 5% 8/1/12	1,700	1,714
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2011, 2% 8/15/12	$ 2,145	$ 2,150
Maryland Stadium Auth. Sports Facilities Bonds Series 2011 B:
1.5% 6/15/12 (f)	1,295	1,296
1.5% 12/15/12 (f)	6,555	6,591
		154,801
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 6/11/12, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 6/25/12, CP mode	8,100	8,100
0.5% tender 6/27/12, CP mode	7,250	7,250
Series 1993 A, 0.4% tender 6/11/12, CP mode	15,000	15,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.45% tender 6/7/12, CP mode (f)	1,100	1,100
		55,850
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Series 6:
0.19% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,090	18,090
0.2% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	5,010	5,010
Michigan Fin. Auth. Rev.:
Bonds Series 2011, 2% 10/1/12	7,775	7,820
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	46,300	46,471
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.2% tender 7/9/12, CP mode	43,325	43,325
0.2% tender 7/16/12, CP mode	43,325	43,325
		164,041
Minnesota - 0.3%
Hennepin County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	2,375	2,408
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	$ 7,150	$ 7,293
Series 2010 B, 4% 8/1/12	4,065	4,091
Series 2010 D, 3% 8/1/12	9,000	9,042
Univ. of Minnesota Gen. Oblig.:
Series 2007 B, 0.14% 8/6/12, CP	11,000	11,000
Series 2007 C, 0.2% 7/17/12, CP	9,050	9,050
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.17% 8/3/12, CP	12,600	12,600
		65,484
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds (Notes Proj.) Series 2005 C, 5% 12/1/12	4,980	5,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.19%, tender 7/11/12 (c)(h)	9,340	9,340
0.19%, tender 7/11/12 (c)(h)	16,300	16,300
		30,740
Missouri - 0.3%
Curators of the Univ. of Missouri Series 2012 A, 0.18% 6/1/12, CP	15,625	15,625
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.):
0.16% tender 7/10/12, LOC Bank of Nova Scotia New York Branch, CP mode	22,000	22,000
0.17% tender 8/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
		52,625
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.22%, tender 3/1/13 (c)	6,470	6,470
Nebraska - 0.4%
Lincoln Elec. Sys. Rev. Bonds Series 2002, 5% 9/1/12	5,000	5,059
Omaha Pub. Pwr. District Elec. Rev.:
Series 2012 A:
0.14% 6/1/12, CP	14,000	14,000
0.14% 6/13/12, CP	14,000	14,000
Series A:
0.18% 7/5/12, CP	15,000	15,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
Series A:
0.2% 7/2/12, CP	$ 5,200	$ 5,200
0.21% 6/12/12, CP	13,000	13,000
		66,259
Nevada - 0.1%
Clark County Hwy. Impt. Rev. Bonds Series 2011, 4% 7/1/12	2,200	2,207
Clark County School District Bonds Series 2003 D, 5.5% 6/15/12	8,300	8,317
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.25% 6/1/12, LOC Lloyds TSB Bank PLC, CP	12,400	12,400
Washoe County School District Gen. Oblig. Bonds Series 2002 B, 5.5% 6/1/12	3,595	3,595
		26,519
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 6/25/12, CP mode (f)	7,950	7,950
Series 1990 B, 0.5% tender 6/27/12, CP mode	19,800	19,800
Series A1, 0.5% tender 6/7/12, CP mode (f)	35,500	35,500
New Hampshire Gen. Oblig. Bonds:
Series 2009 B, 5% 3/1/13	5,450	5,646
Series 2010 B, 5% 6/1/12	4,900	4,900
		73,796
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	225,700	225,916
New Mexico - 0.0%
New Mexico Gen. Oblig. Bonds Series 2008 A, 5% 3/1/13	1,560	1,615
New York - 1.2%
Cold Spring Hbr. Central School District TAN 2% 6/28/12	8,200	8,211
Commack Union Free School District TAN 1.5% 6/28/12	33,000	33,029
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,512
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.28% 1/22/13, CP	14,200	14,200
Series 8, 0.28% 1/29/13, CP	26,100	26,100
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2011 A3, 3% 8/1/12	2,500	2,511
Series E, 4% 11/1/12	2,000	2,031
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/13	8,520	8,861
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2C, 0.15% 8/2/12, LOC Royal Bank of Canada, CP	$ 15,800	$ 15,800
Series 2D, 0.24% 6/11/12, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	3,225	3,353
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 3% 3/15/13	5,000	5,110
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	60,685	61,602
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,511
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	32,900	33,267
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,509
		282,607
North Carolina - 0.9%
St Tpk. Auth. Monroe Con Bonds Series 2011, 1.5% 7/1/12	22,140	22,163
Board of Governors of the Univ. of North Carolina Series D:
0.12% 6/5/12, CP	10,000	10,000
0.15% 7/9/12, CP	6,400	6,400
0.16% 8/6/12, CP	10,000	10,000
0.17% 8/6/12, CP	32,440	32,440
0.17% 8/14/12, CP	12,000	12,000
0.17% 8/14/12, CP	12,000	12,000
0.18% 8/13/12, CP	23,000	23,000
Charlotte Ctfs. of Prtn. Bonds Series 2012 A, 3% 12/1/12	3,610	3,660
Charlotte Gen. Oblig. Series 2009, 0.2% 9/18/12 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Durham County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,990	7,153
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2012 A, 4% 1/1/13	2,995	3,056
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	4,650	4,826
Series 2005 B, 5% 4/1/13	2,350	2,444
Series A, 5.5% 3/1/13	13,750	14,296
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/13	3,930	4,043
Pender County Gen. Oblig. BAN 0.5% 10/17/12	17,500	17,514
Wake County Gen. Oblig. Bonds:
Series 2004, 4.5% 3/1/13	5,250	5,419
Series 2007, 5% 3/1/13	1,400	1,450
		197,864
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.16% tender 9/13/12, CP mode	$ 7,200	$ 7,200
0.19% tender 10/4/12, CP mode	12,400	12,400
0.2% tender 10/11/12, CP mode	18,650	18,650
0.28% tender 6/14/12, CP mode	10,000	10,000
Series 2008 B6, 0.16% tender 9/13/12, CP mode	8,600	8,600
Series 2008 B6, 0.28% tender 6/14/12, CP mode	8,800	8,800
		65,650
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.2% 7/19/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Series A, 0.16% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	8,205	8,205
		12,205
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.16% tender 7/12/12, CP mode	20,500	20,500
Series 2003 E:
0.13% tender 6/1/12, CP mode	10,000	10,000
0.16% tender 7/12/12, CP mode	6,000	6,000
0.16% tender 8/6/12, CP mode	8,000	8,000
0.2% tender 8/3/12, CP mode	8,000	8,000
Series 2003 G:
0.13% tender 6/5/12, CP mode	14,400	14,400
0.2% tender 8/3/12, CP mode	21,525	21,525
Series F:
0.17% tender 10/3/12, CP mode	15,000	15,000
0.17% tender 10/3/12, CP mode	10,000	10,000
Oregon Gen. Oblig. Bonds Series 2012 L, 1% 11/1/12	14,590	14,641
Portland Gen. Oblig. TAN Series 2011, 1.5% 6/28/12	10,720	10,731
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,145	16,145
		154,942
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.2%
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.24% 6/4/12, LOC Bank of America NA, CP	$ 10,800	$ 10,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2011, 2% 6/18/12	27,400	27,421
		38,221
Rhode Island - 0.1%
Rhode Island & Providence Plantations:
Bonds Series 2004 B, 5% 8/1/12	2,000	2,015
TAN Series 2012, 2% 6/29/12	29,000	29,038
		31,053
South Carolina - 0.7%
Charleston County School District Bonds Series 2010 A, 3% 2/1/13	4,020	4,094
Florence City School District BAN Series 2011, 1.5% 7/12/12	19,000	19,026
Oconee County School District Bonds Series 2012, 2% 3/1/13	5,515	5,588
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 A, 2% 3/1/13	56,600	57,368
South Carolina Gen. Oblig. Bonds:
Series 2009 A, 4% 10/1/12	3,020	3,058
Series 2011 A:
5% 3/1/13	5,000	5,180
5% 3/1/13	2,000	2,072
Series 2012 A, 4% 4/1/13	5,880	6,066
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.14% 8/10/12, CP	11,490	11,490
0.16% 8/1/12, CP	25,000	25,000
0.16% 8/8/12, CP	6,163	6,163
Series 2010 B:
0.14% 8/9/12, CP	18,420	18,420
0.15% 7/19/12, CP	2,604	2,604
0.16% 8/8/12, CP	4,844	4,844
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/1/12, CP mode	22,350	22,350
		193,323
Tennessee - 0.0%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series 2010 D, 4% 7/1/12	3,140	3,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Gen. Oblig. Bonds:
Series 1999 A, 5% 5/1/13	$ 1,845	$ 1,926
Series 2007 A, 5% 10/1/12	2,000	2,032
		7,108
Texas - 4.8%
Alief Independent School District Bonds Series 2012, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,235	2,262
Austin Elec. Util. Sys. Rev. Bonds:
Series 1998, 6.75% 11/15/12	1,300	1,338
Series 2006 A, 5% 11/15/12	2,250	2,299
Series 2007, 5% 11/15/12	1,280	1,307
Austin Gen. Oblig. Bonds:
Series 2011 A, 2.25% 9/1/12	8,400	8,442
Series A, 2% 9/1/12	15,235	15,301
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,990	20,990
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series A, 0.17% 9/7/12, CP	25,000	25,000
Brownsville Util. Sys. Rev. Series A. 0.17% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,450	4,450
Dallas Independent School District Bonds:
Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,500	2,526
Series 2009, 5% 2/15/13	1,000	1,033
Fort Bend Independent School District Bonds Series 2009, 4% 2/15/13	1,000	1,026
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,600	13,600
Granbury Independent School District Bonds Series 1999, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	2,625	2,624
Harris County Gen. Oblig.:
Bonds:
Series 2004 A, 5% 10/1/12	3,980	4,044
Series 2011 A, 2%, tender 8/15/12 (c)	27,400	27,497
Series A1, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,450	6,450
Series C, 0.21% 6/7/12 (Liquidity Facility Bank of America NA), CP	50,000	50,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series D:
0.17% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	$ 17,860	$ 17,860
0.18% 8/10/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,340	2,340
Harris County Health Facilities Dev. Corp. Hosp. Rev. Bonds (Memorial Hosp. Sys. Proj.) Series 1998, 5.5% 6/1/12	5,295	5,295
Harris County Metropolitan Trans. Auth.:
Series A1:
0.19% 7/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.19% 9/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig. Series A, 0.28% 6/22/12, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.14% 6/6/12, CP	10,000	10,000
0.19% 6/27/12, CP	9,725	9,725
Houston Wtr. & Swr. Sys. Rev. Bonds Series C, 0% 12/1/12	18,750	18,724
Killeen Independent School District Bonds Series 2012, 3% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,190	2,233
Leander Independent School District Bonds Series 2007, 0% 8/15/12 (Permanent School Fund of Texas Guaranteed)	7,810	7,806
Lower Colorado River Auth. Rev.:
0.18% 8/3/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	42,400	42,400
0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,750	14,750
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/12 (Permanent School Fund of Texas Guaranteed)	7,500	7,496
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2002, 5.375% 2/1/13	7,300	7,552
5.25% 2/1/13	10,000	10,336
Series A, 0.24% 8/10/12, CP	35,000	35,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.:
Series 2001 A:
0.25% 7/9/12, CP	$ 10,000	$ 10,000
0.25% 7/9/12, CP	28,500	28,500
0.28% 7/9/12, CP	69,130	69,130
0.3% 6/7/12, CP	9,400	9,400
Series 2001 Q, 0.28% 8/7/12, CP	12,800	12,800
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,590	25,590
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.31%, tender 12/27/12 (c)	6,300	6,300
Texas A&M Univ. Rev. Series 1993 B:
0.18% 6/7/12, CP	30,600	30,600
0.18% 9/18/12, CP	22,300	22,300
Texas Gen. Oblig.:
Bonds:
Series 1999, 5.25% 8/1/12 (f)	4,000	4,033
Series 2007 A, 5.25% 8/1/12 (f)	1,000	1,008
Series 2010 B. 5% 4/1/13	3,600	3,744
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	33,100	33,100
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	16,200	16,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	24,900	24,900
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	15,600	15,600
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	29,000	29,000
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,500	14,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	25,300	25,300
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	15,000	15,000
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	23,400	23,400
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	42,000	42,000
TRAN Series 2011 A, 2.5% 8/30/12	258,900	260,386
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Bonds 5% 3/15/13	$ 2,000	$ 2,076
Texas Tech Univ. Revs. Bonds Fourteenth Series 2012 A, 2% 8/15/12	4,040	4,055
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 5% 4/1/13	2,250	2,340
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2008, 5% 8/1/12	8,780	8,849
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5.25% 8/15/12	1,515	1,531
Series 2002 A, 0.12% 6/5/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Univ. of Texas Permanent Univ. Fund Rev. Bonds:
Series 2004 A, 5% 7/1/12	1,000	1,004
Series 2005 A, 5% 7/1/12	4,860	4,879
		1,221,831
Utah - 0.8%
Davis County School District Bonds TAN Series 2011, 3% 6/29/12	6,000	6,013
Granite Gen. Oblig., Bonds Series 2011, 2% 6/1/12	8,850	8,850
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	30,750	30,750
Series 1997 B2, 0.12% 6/5/12 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	54,300	54,300
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
		204,413
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,820	25,820
Vermont Gen. Oblig. Bonds Series 2012 A, 1% 8/15/12	6,300	6,311
		32,131
Virginia - 1.5%
Fairfax County Gen. Oblig. Bonds Series 2012 A, 3% 4/1/13	10,880	11,135
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2010 A, 0.3%, tender 12/27/12 (c)	18,000	18,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 6/12/12, CP mode (f)	$ 18,200	$ 18,200
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.3%, tender 12/27/12 (c)	14,355	14,355
Series 2012 A, 0.26%, tender 12/27/12 (c)	13,300	13,300
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.18% 6/7/12, CP	26,300	26,300
0.19% 7/19/12, CP	23,180	23,180
0.2% 8/10/12, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.2% tender 6/12/12, CP mode	11,200	11,200
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.12% tender 6/7/12, CP mode	20,000	20,000
0.17% tender 9/6/12, CP mode	16,629	16,629
Series 2003 A:
0.14% 7/16/12, CP	18,100	18,100
0.15% 7/19/12, CP	3,150	3,150
0.17% 9/6/12, CP	18,455	18,455
Virginia Beach Gen. Oblig. Bonds Series 2012 A, 5% 4/1/13	3,250	3,379
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2012 A, 3% 2/1/13	18,635	18,984
Virginia Commonwealth Trans. Board Bonds:
Series 2002, 5% 9/27/12	1,625	1,650
Series 2012 A, 3% 9/15/12	6,345	6,397
Virginia Commonwealth Trans. Board Rev. Bonds:
(Route 28 Proj.) Series 2012, 2% 4/1/13	5,640	5,725
(Trans. Cap. Proj.) 3% 5/15/13 (b)	14,365	14,734
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2011 A, 4% 8/1/12	8,545	8,599
Virginia Pub. School Auth. Bonds:
(Resolution Proj.) Series 2009 C, 4% 8/1/12	3,000	3,019
Series XII, 3% 4/15/13 (b)	10,385	10,635
		298,926
Washington - 0.3%
Port of Seattle Rev.:
Bonds Series 2012 B, 1.5% 8/1/12 (f)	4,550	4,560
Series 2001 B1, 0.35% 6/6/12, LOC Bank of America NA, CP (f)	17,655	17,655
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	$ 6,540	$ 6,827
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	1,400	1,456
Washington Gen. Oblig. Bonds:
Series 2011 A, 5% 1/1/13	1,150	1,182
5% 7/1/12	7,000	7,028
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	47,150	47,348
		86,056
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 6/11/12, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.25% tender 6/12/12, CP mode (f)	7,400	7,400
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/12	3,920	3,920
		31,320
Wisconsin - 1.6%
Madison Gen. Oblig. Bonds Series 2010 E, 4% 10/1/12	2,300	2,328
Milwaukee Gen. Oblig.:
RAN Series 2012 R1, 1.25% 12/4/12	15,300	15,384
Series C2:
0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/13	2,405	2,511
5.5% 5/1/13	1,000	1,048
Series 2008 C, 4% 5/1/13	5,000	5,173
Series 2009 C, 3% 5/1/13	1,000	1,025
Series 2005 A:
0.15% 8/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,700	15,700
0.17% 8/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,041	16,041
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A:
0.16% 8/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 11,300	$ 11,300
0.17% 8/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,712	16,712
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,763	13,763
TAN Series 2011, 2% 6/15/12	144,500	144,598
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A:
0.16% tender 8/6/12, LOC U.S. Bank NA, Cincinnati, CP mode	29,230	29,230
0.17% tender 8/1/12, LOC U.S. Bank NA, Cincinnati, CP mode	16,830	16,830
0.17% tender 8/6/12, LOC U.S. Bank NA, Cincinnati, CP mode	15,380	15,380
Wisconsin Trans. Rev.:
Series 1997 A, 0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 1997, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,746	9,743
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		363,328
TOTAL OTHER MUNICIPAL DEBT		5,376,545
Investment Company - 6.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.22% (d)(e)	1,444,397,134	$ 1,444,397
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $23,900,427)		23,900,427
NET OTHER ASSETS (LIABILITIES) - 0.2%		49,049
NET ASSETS - 100%		$ 23,949,476
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,750,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $271,420,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,540
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/8/11 - 2/2/12	$ 20,990
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 26,405
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 13,610
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,710
Security	Acquisition Date	Cost (000s)
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 5/31/12	$ 14,145
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 25,640
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 1/4/12	$ 16,145
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 22,000
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/15/11 - 2/2/12	$ 25,590
Security	Acquisition Date	Cost (000s)
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/2/12	$ 8,600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.2%, tender 7/26/12 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,425
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12	$ 25,820
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 2,592
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $23,900,427,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012